As filed with the Securities and Exchange Commission on March 8, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7932

Lindner Investments
(Exact name of registrant as specified in charter)

520 Lake Cook Road, Suite 381, Deerfield, IL 60015
(Address of principal executive offices) (Zip code)

Robert L. Miller
520 Lake Cook Road, Suite 381, Deerfield, IL 60015
(Name and address of agent for service)

1-800-995-7777
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT 2003

The views expressed in this report and information about the funds’ portfolio holdings are for the period covered by this report, and are subject to change thereafter. This report must be preceded or accompanied by a prospectus.

Contents

LINDNER LARGE-CAP GROWTH FUND
Schedule of Investments	2

LINDNER GROWTH AND INCOME FUND
Schedule of Investments	3

LINDNER COMMUNICATIONS FUND
Schedule of Investments	4

LINDNER SMALL-CAP GROWTH FUND
Schedule of Investments	5

LINDNER MARKET NEUTRAL FUND
Schedule of Investments	7

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	14

Financial Highlights	19

1

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Large-Cap Growth Fund

Common Stocks (97.16%)

Airfreight & Logistics (0.98%)
FedEx Corp.	14,400	$972,000

Airlines (2.25%)
Southwest Airlines Co.	137,500	2,219,250

Aluminum (1.75%)
Alcoa Inc.	45,400	1,725,200

Banks (4.84%)
Bank of America Corporation	44,100	3,546,963
J.P. Morgan Chase & Co.	33,600	1,234,128

		4,781,091

Biotechnology (2.84%)
Amgen Inc.*	30,000	1,854,000
Genentech, Inc.*	10,100	945,057

		2,799,057

Chemicals (3.31%)
The Dow Chemical Company	78,700	3,271,559

Communication Technology (7.89%)
L-3 Communications Holdings, Inc.*	52,900	2,716,944
NCR Corporation*	52,600	2,040,880
Nokia OYJ-ADR	178,600	3,036,200

		7,794,024

Computer Services, Software & Systems (4.12%)
Intuit Inc.*	30,200	1,597,882
Microsoft Corporation	41,900	1,153,926
ScanSoft, Inc.*	55,198	293,654
VERITAS Software Corporation*	27,400	1,018,184

		4,063,646

Computer Technology (1.28%)
Dell Inc.*	37,100	1,259,916

Consumer Electronics (0.62%)
Harman International Industries, Incorporated	8,300	614,034

Cosmetics (3.32%)
Avon Products, Inc.	48,500	3,273,265

Diverse Financial Services (0.46%)
The Goldman Sachs Group, Inc.	4,600	454,158

Diversified Production (4.27%)
Danaher Corporation	45,900	4,211,325

Drug & Grocery Stores (1.47%)
Walgreen Co.	40,000	1,455,200

Drugs & Pharmaceuticals (5.03%)
Forest Laboratories, Inc.*	32,500	2,008,500
Gilead Sciences, Inc.*	50,800	2,953,512

		4,962,012

Electronics - Semiconductors (0.87%)
Intel Corporation	26,600	856,520

Entertainment (0.84%)
Fox Entertainment Group, Inc.*	28,500	830,775

Financial Data Preparation Services (1.14%)
Fair Isaac Corporation	22,800	1,120,848

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Health Care - Services (2.85%)
Anthem, Inc.*	37,500	$2,812,500

Industrial Conglomerates (4.01%)
3M Co.	46,600	3,962,398

Insurance - Multi-Line (2.97%)
Arthur J. Gallagher & Co.	90,400	2,937,096

Insurance - Property & Casualty (1.36%)
Renaissance Re Holdings Ltd.F	27,400	1,343,970

Machine Oil-Well Equipment (3.88%)
Schlumberger Limited	54,900	3,004,128
Smith International, Inc.*	20,000	830,400

		3,834,528
Machinery (Industrial) (0.96%)
Parker Hannifin Corporation	16,000	952,000

Medical & Dental Instruments/Supplies (5.26%)
Boston Scientific Corporation*	89,800	3,301,048
Zimmer Holdings, Inc.*	26,900	1,893,760

		5,194,808

Offshore Drilling (2.08%)
GlobalSantaFe Corporation	82,510	2,048,723

Restaurants (1.03%)
Starbucks Corporation*	30,700	1,014,942

Retail (13.39%)
Chico’s FAS, Inc.*	72,700	2,686,265
Dick’s Sporting Goods, Inc.*	15,700	763,962
Fastenal Company	86,800	4,334,792
Staples, Inc.*	97,800	2,669,940
Wal-Mart Stores, Inc.	52,200	2,769,210

		13,224,169

Services - Commercial (3.15%)
eBay Inc.*	48,100	3,106,779

Soaps & Household Chemicals (3.32%)
The Clorox Company	67,600	3,282,656

Toys (2.04%)
Mattel, Inc.	104,400	2,011,788

Utilities - Cable TV & Radio (3.58%)
Comcast Corporation*	107,500	3,533,525

Total Common Stocks
(Cost $81,650,924)		95,923,762

Short-Term Investments (13.39%)

Lindner Government Money
Market Fund[a]	13,219,554	13,219,554

Total Short-Term Investments
(Cost $13,219,554)		13,219,554

Total Investments (110.55%)
(Cost $94,870,478)		109,143,316

Excess of Liabilities over Other Assets (-10.55%)		(10,416,171)

Net Assets (100.00%)		$98,727,145

*Non-income producing.
[a]Denotes security is affiliated. (See Note 4)
FForeign security.

See Notes to Financial Statements

2

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)
	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Growth and Income Fund

Common Stocks (88.85%)

Apparel Stores (3.12%)
The TJX Companies, Inc.	261,000	$5,755,050

Banks (2.12%)
The Bank of New York Company, Inc.	118,000	3,908,160

Cable & TV Broadcasting (1.83%)
Univision Communications Inc.*	85,000	3,373,650

Consumer Finance (2.75%)
MBNA Corporation	204,000	5,069,400

Data Processing (2.45%)
First Data Corporation	110,000	4,519,900

Department Stores (1.14%)
J.C. Penney Company, Inc.	80,000	2,102,400

Diverse Financial Services (8.22%)
Citigroup Inc.	122,433	5,942,898
Franklin Resources, Inc.	75,000	3,904,500
J.P. Morgan Chase & Co.	144,600	5,311,158

		15,158,556

Electronic Components (3.06%)
Energizer Holdings, Inc.*	150,000	5,634,000

Electronics (2.42%)
Jabil Circuit, Inc.*	158,000	4,471,400

Health Care - Equipment (4.73%)
Boston Scientific Corporation*	156,000	5,734,560
Medtronic, Inc.	61,500	2,989,515

		8,724,075

Health Care - Managed Care (3.67%)
Aetna Inc.	100,000	6,758,000

Home Improvements (1.33%)
The Home Depot, Inc.	69,000	2,448,810

Insurance - Life/Health (3.40%)
Prudential Financial, Inc.	150,000	6,265,500

Insurance - Property/Casualty (8.42%)
MBIA Inc.	97,000	5,745,310
SAFECO Corporation	155,000	6,034,150
The Chubb Corporation	55,000	3,745,500

		15,524,960

Machinery - Industrial (12.65%)
Dover Corporation	181,000	7,194,750
Eaton Corporation	74,000	7,990,520
Ingersoll-Rand CompanyF	120,000	8,145,600

		23,330,870

Metal/Mining (0.13%)
Uranium Resources, Inc.*	1,308,609	235,550

Networking Equipment (3.77%)
Cisco Systems, Inc.*	286,000	6,954,227

Oil & Gas - Equipment/Services (2.97%)
Baker Hughes Incorporated	170,000	5,467,200

Pharmaceuticals (7.68%)
Abbott Laboratories	97,000	4,520,200
Johnson & Johnson	73,000	3,771,180

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Pfizer Inc.	166,000	$5,864,780

		14,156,160

Semiconductor Equipment (2.28%)
Novellus Systems, Inc.*	100,000	4,205,000

Semiconductors (5.89%)
Intel Corporation	152,600	4,913,720
Texas Instruments Incorporated	202,700	5,955,326

		10,869,046

Specialty Stores (1.88%)
Bed Bath & Beyond Inc.*	80,000	3,468,000

Systems Software (2.94%)
Microsoft Corporation	196,800	5,419,872

Total Common Stocks
(Cost $149,126,942)		163,819,786

Corporate Bonds (2.42%)

Pharmaceuticals
Abbott Labs 5.625% due 07-01-06	1,000,000	1,079,267

Banks
Bank of America 6.625% Due 10-15-07	1,000,000	1,115,834

Diverse Financial Services
Citigroup Notes 6.375% Due 11-15-08	1,000,000	1,107,228

General Stores
Wal-Mart Stores 6.875% Due 08-10-09	1,000,000	1,153,409

Total Corporate Bonds
(Cost $4,115,223)		4,455,738

U.S. Government Agency Securities (1.15%)

FHLB 4.875% Due 8-15-05	1,000,000	1,051,201
FHLB 5.25% Due 8-15-06	1,000,000	1,071,357

Total U.S. Government Agency Securities
(Cost $2,019,130)		2,122,558

Short-Term Investments (6.85%)

Lindner Government Money
Market Fund[a]	12,638,121	12,638,121

Total Short-Term Investments
(Cost $12,638,121)		12,638,121

Total Investments (99.27%)
(Cost $167,899,416)		183,036,203

Excess of Other Assets over Liabilities (0.73%)		1,340,671

Net Assets (100.00%)		$184,376,874

*Non-income producing.
[a]Denotes security is affiliated. (See Note 4)
FForeign security
FHLB = Federal Home Loan Banks

See Notes to Financial Statements

3

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)
	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Communications Fund

Common Stocks (92.32%)

Cable & Other Pay Television Services (9.77%)
Cablevision Systems Corporation -
New York Group	4,581	$107,150
Comcast Corporation*	5,000	164,350
COX Communications, Inc.*	1,000	34,450
EchoStar Communications Corporation*	3,000	102,000
Hughes Electronics Corporation*	7,408	122,602
Liberty Media Corporation*	20,000	237,800
UnitedGlobalCom, Inc.*	6,400	54,272

		822,624

Communications Equipment (2.76%)
Andrew Corporation*	4,000	46,040
Motorola, Inc.	6,000	84,420
Nokia OYJ - ADR	1,300	22,100
Nortel Networks Corporation*F	5,900	24,957
Scientific-Atlanta, Inc.	2,000	54,600

		232,117

Incumbent Local Exchange Carriers (14.83%)
CenturyTel, Inc.	13,000	424,060
Cincinnati Bell Inc.*	35,000	176,750
Citizens Communications Company*	15,000	186,300
Commonwealth Telephone Enterprises, Inc.*	8,000	302,000
D&E Communications, Inc.	4,500	65,295
SCANA Corporation	1,000	34,250
SureWest Communications	1,500	60,630

		1,249,285

Integrated Telecommunication Services (41.33%)
AT&T Corp.	4,040	82,012
ALLTEL Corporation	4,000	186,320
BCE Inc.F	8,000	178,880
BellSouth Corporation	5,000	141,500
BT Group plc - ADR	1,800	61,596
Cable and Wireless plc - ADR	9,000	63,090
Deutsche Telekom AG - ADR	14,000	253,820
General Communication, Inc.*	5,000	43,500
IDT Corporation*	5,000	110,750
Koninklijke KPN NV* - ADR	5,000	38,550
Nextel Partners, Inc.*	5,000	67,250
Nippon Telegraph & Telephone Corporation - ADR	2,400	58,944
Philippine Long Distance Telephone Company - ADR	3,000	52,260
Qwest Communications International Inc.*	30,000	129,600
Rogers Communications, Inc.F	11,000	181,500
SBC Communications, Inc.	8,000	208,560
SK Telecom Co., Ltd. - ADR	4,000	74,600
Sprint Corporation	12,000	197,040
Swisscom AG - ADR	6,000	197,040
Telecom Italia SpA.* - ADR	3,000	89,070
Telefonica, S.A. - ADR	5,000	220,950
Telefonos de Mexico S.A. de C.V. - ADR	2,700	89,181
Telephone & Data Systems, Inc.	4,500	281,475
TELUS CorporationF	4,000	74,440
Verizon Communications Inc.	10,000	350,800
Vivendi Universal S.A.* - ADR	2,000	48,560

		3,481,288

	Number of Shares -
Name of Issuer and Title of Issue	of Bonds	Value

Other Communication Services (1.63%)
Lockheed Martin Corporation	1,000	51,400
PanAmSat Corporation*	4,000	86,240

		13,7640

Printing & Publishing (1.14%)
Media General, Inc.	200	13,020
R.H. Donnelley Corporation*	1,000	39,840
The News Corporation Ltd. - ADR	500	18,050
The News Corporation Ltd. - PRF ADR	828	25,047

		95,957

Radio & Television Broadcasting Stations (0.49%)
CanWest Global Communications Corp.*F	2,800	29,932
Paxson Communications Corporation*	3,000	11,550

		41,482

Wireless Telecommunication Services (20.37%)
AT&T Wireless Services Inc.*	23,000	183,770
America Movil S.A. de C.V.	3,000	82,020
AO VimpelCom* - ADR	1,800	132,300
mmO2 plc* - ADR	3,000	40,980
Nextel Communications, Inc.*	8,000	224,480
NTT DoCoMo, Inc. - ADR	7,500	171,750
Price Communications Corporation*	6,000	82,380
Rogers Wireless Communications, Inc.*	8,000	171,750
Sprint Corporation (PCS Group)*	7,500	134,880
Telecom Italia Mobile S.p.A.	10,000	54,364
United States Cellular Corporation*	5,000	177,500
Vodafone Group plc - ADR	2,500	62,600
Western Wireless Corporation*	4,000	73,440

		1,715,641

Total Common Stocks
(Cost $7,600,579)		7,776,034

Short-Term Investments (7.81%)

Lindner Government Money
Market Fund[a]		657,561

Total Short Term Investments
(Cost $657,561)		657,561

Total Investments (100.13%)
(Cost $8,258,140)		8,433,595

Excess of Liabilities over Other Assets (-0.13%)		(10,879)

Net Assets (100.00%)		8,422,716

*Non-income producing.
[a]Denotes security is affiliated. (See Note 4)
FForeign Security
ADR - American Depository Receipt

See Notes to Financial Statements

4

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Small-Cap Growth Fund

Common Stocks (97.44%)

Air Transportation (1.86%)
Eagle Supply Group, Inc.*	8,500	$149,260

Auto Parts (0.96%)
TBC Corporation*	3,000	77,430

Banks (4.28%)
East West Bancorp, Inc.	2,700	144,936
UCBH Holdings, Inc.	5,100	198,747

		343,683

Biotechnology (2.42%)
Telik, Inc.*	4,500	103,545
Vicuron Pharmaceuticals Inc.*	4,900	91,385

		194,930

Cable TV Services (0.59%)
TiVo Inc.*	6,400	47,360

Chemicals (1.23%)
Airgas, Inc.	4,600	98,808

Coal (1.40%)
Massey Energy Company	5,400	112,320

Communication Technology (4.38%)
Avocent Corporation*	5,100	186,252
Ixia*	8,400	98,280
Packeteer, Inc.*	4,000	67,920

		352,452

Computer Services, Software & Systems (15.41%)
Altiris, Inc.*	4,400	160,512
Ascential Software Corporation*	6,700	173,731
At Road, Inc.*	7,000	93,100
CACI International Inc.*	1,700	82,654
Chordiant Software, Inc.*	15,000	81,750
Digital River, Inc.*	3,000	66,300
F5 Networks, Inc.*	6,700	168,170
NetScreen Technologies, Inc.*	3,400	84,150
SupportSoft, Inc.*	11,200	147,280
WebMethods, Inc.*	7,600	69,540
Websense, Inc.*	3,800	111,112

		1,238,299

Computer Technology (3.59%)
Dot Hill Systems Corp.*	6,700	101,505
Lexar Media, Inc.*	6,200	108,066
Mobility Electronics, Inc.*	8,800	78,681

		288,252

Consumer Electronics (3.39%)
Digital Theater Systems Inc.*	3,300	81,477
Netflix Inc.*	3,500	191,415

		272,892

Drugs & Pharmaceuticals (2.24%)
Adolor Corporation*	4,600	92,092
The Medicines Company*	3,000	88,380

		180,472

Education Services (2.30%)
Strayer Education, Inc.	1,700	185,011

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Electrical (1.29%)
Power Integrations, Inc.*	3,100	$103,726

Electronics (1.18%)
FLIR Systems, Inc.*	2,600	94,900

Entertainment (2.21%)
Alliance Gaming Corporation*	7,200	177,480

Finance - Small Loan (0.67%)
Nelnet, Inc.*	2,400	53,760

Financial - Miscellaneous (1.16%)
Portfolio Recovery Associates, Inc.*	3,500	92,925

Healthcare - Management Services (2.25%)
AMERIGROUP Corporation*	2,100	89,565
Select Medical Corporation	5,600	91,168

		180,733

Healthcare - Services (5.54%)
Odyssey Healthcare, Inc.*	6,350	185,801
Stericycle, Inc.*	2,100	98,070
VistaCare, Inc.*	4,600	161,690

		445,561

Insuarnce - Property & Casualty (4.14%)
Infinity Property & Casualty Corporation	5,000	165,250
ProAssurance Corporation*	5,200	167,180

		332,430

Machinery - Industrial (3.19%)
Actuant Corporation*	4,500	162,900
Roper Industries, Inc.	1,900	93,594

		256,494

Materials & Minerals (2.50%)
GrafTech International Ltd.*	14,900	201,150

Medical & Dental Instruments/ Supplies (4.59%)
Advanced Neuromodulation Systems, Inc.*	2,350	108,053
Gen-Probe Incorporated*	3,200	116,704
Kyphon Inc.*	3,400	84,422
Thoratec Corporation*	4,600	59,846

		369,025

Medical & Dental Services (2.47%)
VCA Antech, Inc.*	6,400	198,272

Oil Crude Producer (1.17%)
Evergreen Resources, Inc.*	2,900	94,279

Production Technology Equipment (3.88%)
ATMI, Inc.*	2,700	62,478
Brooks Automation, Inc.*	3,700	89,429
Entegris Inc.*	4,600	59,110
Varian Semiconductor Equipment
Associates, Inc.*	2,300	100,487

		311,504

Radio & TV Broadcasting (1.36%)
Spanish Broadcasting Systems, Inc.*	10,400	109,200

Rental Services - Consumer (1.82%)
Aaron Rents, Inc.	7,250	145,942

Restaurants (2.07%)
P.F. Chang’s China Bistro, Inc.*	1,800	91,584
Panera Bread Company*	1,900	75,107

		166,691

See Notes to Financial Statements

5

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Retail (5.20%)
Hot Topic, Inc.*	7,300	$215,058
Sharper Image Corporation*	3,000	97,950
Tractor Supply Company*	2,700	105,003

		418,011

Services - Commercial (2.25%)
Regis Corporation	2,100	82,992
The Corporate Executive
Board Company*	2,100	98,007

		180,999

Shoes (1.02%)
K-Swiss, Inc.	3,400	81,804

Telecommunications (1.12%)
Symmetricom, Inc.*	12,400	90,272

Textile - Apparel Manufacturers (1.37%)
Quicksilver, Inc.*	6,200	109,926

Textile - Wholesalers (0.94%)
LKQ Corporation*	4,200	75,390

Total Common Stocks
(Cost $5,654,335)		7,831,643

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Short-Term Investments (11.96%)

Lindner Government Money
Market Fund[a]	961,267	$961,267

Total Short-Term Investments
(Cost $961,267)		961,267

Total Investments (109.40%)
(Cost $6,615,602)		8,792,910
Excess of Liabilities over Other Assets (-9.40%)		(755,483)
Net Assets (100.00%)		$8,037,427

*Non-income producing.
[a]Denotes security is affiliated. (See Note 4)

See Notes to Financial Statements

6

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Market Neutral Fund

Common Stocks (91.96%)

Commercial Services (2.86%)
Labor Ready, Inc.*	6,650	$87,115
Tribune Company	2,150	110,940
Viacom Inc.	2,500	110,950

		309,005

Communication Services (2.39%)
Cox Communications, Inc.*	4,250	146,413
Vodafone Group Plc - ADR	4,450	111,428

		257,841

Communications (1.39%)
Foundry Networks, Inc.*	1,600	43,776
Juniper Networks, Inc.*	1,600	29,888
UTStarcom, Inc.*	2,050	75,993

		149,657

Consumer Cyclical (10.05%)
AnnTaylor Stores Corporation*	2,000	78,000
Aztar Corporation*	2,500	56,250
Brookstone, Inc.*	2,400	51,144
Dick’s Sporting Goods, Inc.*	1,350	65,691
Foot Locker, Inc.	5,300	124,285
Fossil, Inc.*	1,800	50,418
Landry’s Restaurants, Inc.	1,800	46,296
Linens ‘n things, Inc.*	1,700	51,136
Lithia Motors, Inc.	2,150	54,202
Lowe’s Companies, Inc.	2,100	116,319
PETCO Animal Supplies, Inc.*	1,600	48,720
Pinnacle Entertainment, Inc.*	6,500	60,580
Ruby Tuesday, Inc.	1,800	51,282
Staples, Inc.*	5,750	156,975
The Gap, Inc.	3,200	74,272

		1,085,570

Consumer Staples (10.11%)
Coca-Cola Enterprises Inc.	4,850	106,069
CVS Corporation	3,100	111,972
Delta and Pine Land Company	2,050	52,070
Energizer Holdings, Inc.*	2,850	107,046
Fortune Brands, Inc.	1,300	92,937
General Mills, Inc.	1,100	49,830
Groupe Danone - ADR	1,800	58,482
Hain Celestial Group, Inc.*	2,300	53,383
Kellogg Company	2,850	108,528
PepsiCo, Inc.	1,700	79,254
Ralcorp Holdings, Inc.*	2,500	78,400
Tesco plc - ADR	4,600	63,675
The Yankee Candle Company, Inc.*	2,500	68,325
Winn-Dixie Stores, Inc.	6,300	62,685

		1,092,656

Drugs & Devices (12.02%)
Alcon, Inc.F	900	54,486
Amgen Inc.*	2,100	129,780
Beckman Coulter, Inc.*	1,650	83,870
Becton, Dickinson and Company	2,050	84,337
Boston Scientific Corporation*	2,200	80,872
Galen Holdings PLC ADR	1,000	51,999
Hillenbrand Industries, Inc.	1,700	105,502
Invitrogen Corporation*	750	52,500

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Johnson & Johnson	1,500	$77,490
Pfizer Inc.	4,780	168,877
Shire Pharmaceuticals Group PLC* ADR	2,000	58,100
STERIS Corporation*	6,350	143,510
Varian Medical Systems, Inc.*	1,800	124,380
Watson Pharmaceuticals, Inc.*	1,800	82,800

		1,298,503

Early Cyclical (4.46%)
BorgWarner, Inc.	1,250	106,337
Johnson Controls, Inc.	750	87,090
NISSAN MOTOR CO., LTD - ADR	4,550	102,193
The Black & Decker Corporation	1,300	64,116
Volvo AB - ADR	4,000	122,640

		482,376

Energy (5.42%)
Anadarko Petroleum Corporation	1,600	81,616
BP Plc - ADR	2,250	111,038
Chesapeake Energy Corporation	6,800	92,344
ConocoPhillips	1,550	101,633
Newfield Exploration Company*	1,250	55,675
Pride International, Inc.*	3,100	57,784
Valero Energy Corporation	1,850	85,729

		585,819

Financial Services (12.12%)
Affliliated Managers Group, Inc.*	1,150	80,029
Anglo Irish Bank Corporation plc - ADR	350	55,493
Bank of America Corporation	2,400	193,032
Citigroup Inc.	1,350	65,529
Investors Financial Services Corp.	1,340	51,469
Knight Trading Group, Inc.*	5,050	73,932
Morgan Stanley	1,150	66,551
Prudential Financial, Inc.	2,500	104,425
Scottish Re Group LimitedF	2,400	49,872
Societe Generale ADR	3,000	52,977
Sterling Bancshares, Inc.	4,200	55,986
The Goldman Sachs Group, Inc.	900	88,857
Triad Guaranty Inc.*	2,150	108,253
Wachovia Corporation	4,500	209,655
Wells Fargo & Company	900	53,001

		1,309,061

Forest Products (0.43%)
Louisiana Pacific Corporation*	2,600	46,488
Health Care Services (6.33%)
Fisher Scientific International Inc.*	4,550	188,233
Laboratory Corporation of America Holdings*	3,350	123,783
Medco Health Solutions, Inc.*	3,700	125,763
Omnicare, Inc.	2,200	88,858
Sierra Health Services, Inc.*	2,040	55,998
WellPoint Health Networks Inc.*	1,050	101,839

		684,474

Industrial Machinery (10.62%)
Caterpillar Inc.	1,800	149,436
Cummins Inc.	1,000	48,940
Danaher Corporation	1,500	137,625
Deere & Company	2,100	136,605
Eaton Corporation	1,150	124,177
Ingersoll-Rand CompanyF	2,500	169,700
Northrop Grumman Corporation	600	57,360
PACCAR INC	1,200	102,144

See Notes to the Financial Statements

7

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Market Neutral Fund
Precision Castparts Corp.	2,900	$131,689
United Technologies Corporation	950	90,032

		1,147,708

Industrial Services (0.44%)
FedEx Corporation	700	47,250

IT Services (0.63%)
Cognizant Technology Solution Corporation*	1,500	68,460

Metals (1.70%)
BHP Billiton Limited - ADR	6,950	126,907
Reliance Steel & Aluminum Co.	1,700	56,457

		183,364

Misc Utilities (1.21%)
E. ON AG - ADR	2,000	130,880

Property and Casualty (0.96%)
Axis Capital Holdings Limited F	1,800	52,704
Old Republic International Corporation	2,025	51,354

		104,058

Reits (6.43%)
CarrAmerica Realty Corporation	3,000	89,340
CBL & Associates Properties, Inc.	1,600	90,400
General Growth Properties, Inc.	3,450	95,737
Kilroy Realty Corporation	2,700	88,425
Liberty Property Trust	2,200	85,580
Parkway Properties, Inc.	1,150	47,840
The Macerich Company	2,050	91,225
Vornado Realty Trust	1,950	106,763

		695,310

Semi’s (1.86%)
ASML Holding N.V.* F	2,500	50,125
Lam Research Corporation*	1,700	54,910
National Semiconductor Corporation*	1,150	45,321
TDK CORPORATION ADR	700	50,239

		200,595

Software (0.53%)
PeopleSoft, Inc.*	2,500	57,000

Total Common Stocks
(Cost $8,199,469)		9,936,075

Short-Term Investments (16.32%)

Lindner Government Money
Market Fund[a]	1,763,838	1,763,838

Total Short-Term Investments
(Cost $1,763,838)		1,763,838

Total Investments (108.28%)
(Cost $9,963,307)		11,699,913

Cash Deposits with Broker for
Securities Sold Short (2.48%)		268,470

Receivable from Brokers for
Securities Sold Short (80.95%)		8,746,898

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Securities Sold Short (-92.02%)		$(9,943,202)
Excess of Other Assets over Liabilities (0.31%)		32,897

Net Assets (100.00%)		10,804,976

Schedule of Securities Sold Short

Abbott Laboratories	(3,750.00)	(174,750)
Acxiom Corporation	(3,100.00)	(57,567)
Administaff, Inc.	(6,600.00)	(114,708)
Allergan, Inc.	(1,600.00)	(122,896)
Allied Irish Banks-Plc - ADR	(1,600.00)	(50,800)
American Italian Pasta Company	(1,850.00)	(77,515)
Applera Corporation - Applied Biosystems Group	(6,500.00)	(134,615)
Argosy Gaming Company	(2,150.00)	(55,879)
Ashland Inc.	(2,050.00)	(90,323)
Automatic Data Processing, Inc.	(1,350.00)	(53,473)
Banc One Corporation	(3,150.00)	(143,609)
BB&T Corporation	(3,400.00)	(131,376)
BRE Properties, Inc.	(2,500.00)	(83,500)
Brown & Brown, Inc.	(3,300.00)	(107,613)
Brown-Foreman Corporation	(1,900.00)	(177,555)
CarMax, Inc.	(3,300.00)	(102,069)
Cephalon, Inc.	(2,350.00)	(113,763)
Check Point Software Technologies Ltd.F	(1,500.00)	(25,230)
Cintas Corporation	(1,600.00)	(80,208)
Clear Channel Communication, Inc.	(2,500.00)	(117,075)
Colgate-Palmolive Company	(2,800.00)	(140,140)
Columbia Sportswear Company	(1,300.00)	(70,850)
Comerica Incorporated	(1,600.00)	(89,696)
Commerce Bancshares, Inc.	(1,680.00)	(82,354)
Commercial Net Lease Realty	(3,150.00)	(56,070)
Convergys Corporation	(2,600.00)	(45,396)
Cousins Properties, Inc.	(2,950.00)	(90,270)
Diageo plc - ADR	(1,150.00)	(60,789)
Diagnostic Products Corporation	(2,050.00)	(94,115)
Dow Jones & Company, Inc.	(2,000.00)	(99,700)
Eaton Vance Corp.	(1,950.00)	(71,448)
Edwards Lifesciences Corporation	(1,700.00)	(51,136)
Electronic Data Systems Corporation	(2,300.00)	(56,442)
Emerson Electric Co.	(1,750.00)	(113,313)
Equtitable Resources, Inc.	(1,800.00)	(77,256)
Essex Property Trust, Inc.	(800.00)	(51,376)
Fastenal Company	(2,500.00)	(124,850)
Fifth Third Bancorp	(1,750.00)	(103,425)
First Health Group Corp.	(7,500.00)	(145,950)
Flagstar Bancorp, Inc.	(4,650.00)	(99,603)
Galyan’s Trading Company	(5,650.00)	(68,026)
General Electric Company	(1,600.00)	(49,568)
Genuine Parts Company	(3,850.00)	(127,820)
Gilead Sciences, Inc.	(1,700.00)	(98,838)
Goodrich Corporation	(3,050.00)	(90,554)
Hancock Fabrics, Inc.	(2,950.00)	(42,716)
HCA Inc.	(2,600.00)	(111,696)
Hellenic Telecommunications Organization SA - ADR	(7,950.00)	(53,186)
Hitachi, Ltd. - ADR	(800.00)	(48,056)
Honeywell International Inc.	(3,850.00)	(128,705)
Illinois Tool Works Inc.	(1,050.00)	(88,106)
IMS Health Incorporated	(3,350.00)	(83,281)
Interstate Bakeries Corporation	(4,800.00)	(68,304)
IVAX Corporation	(2,850.00)	(68,058)

See Notes to Financial Statements

8

Lindner Investments

Schedule of Investments - December 31, 2003
(Unaudited)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Lindner Market Neutral Fund

Schedule of Securities Sold Short (Continued)

J.C. Penney Company, Inc.	(2,500.00)	$(65,700)
KeyCorp	(2,200.00)	(64,504)
Kohl’s Corporation	(3,150.00)	(141,561)
Kraft Foods Inc.	(3,100.00)	(99,882)
Krispy Creme Doughnuts, Inc.	(1,200.00)	(43,920)
Leggett & Platt, Incorporated	(5,700.00)	(123,291)
Lloyds TSB Group PLC - ADR	(1,700.00)	(55,335)
Luxottica Group S.p.A. - ADR	(3,300.00)	(57,420)
Manufactured Home Communities, Inc.	(1,600.00)	(60,240)
Mentor Corporation	(2,200.00)	(52,932)
Murphy Oil Corporation	(450.00)	(29,389)
National Grid Transco PLC - ADR	(3,400.00)	(123,250)
Navistar International Corporation	(1,150.00)	(55,074)
Nestle SA -ADR	(1,050.00)	(65,585)
New Century Financial Corporation	(1,300.00)	(51,571)
99 Cents Only Stores	(3,450.00)	(93,943)
Noble Energy, Inc.	(1,700.00)	(75,531)
Ohio Casualty Corporation	(4,100.00)	(71,176)
Oxford Health Plans, Inc.	(1,210.00)	(52,635)
Panera Bread Company	(2,300.00)	(90,919)
Parker Hannifin Corporation	(1,700.00)	(101,150)
Performance Food Group Company	(2,500.00)	(90,425)
Pioneer Natural Resources Company	(2,300.00)	(73,439)
Post Properties, Inc.	(2,500.00)	(69,800)
Priority Healthcare Corporation	(5,800.00)	(139,838)
ProLogis	(1,950.00)	(62,575)
Quest Diagnostics Incorporated	(1,500.00)	(109,665)
RadioShack Corporation	(3,150.00)	(96,642)
Realty Income Corporation	(2,500.00)	(100,000)
Rio Tinto plc - ADR	(1,150.00)	(128,007)
Roche Holding AG - ADR	(750.00)	(75,652)
Roper Industries, Inc.	(1,250.00)	(61,575)
Rowan Companies, Inc.	(2,050.00)	(47,498)
Ryanair Holdings plc - ADR	(2,500.00)	(126,600)
Sanofi-Synthelabo SA - ADR	(1,500.00)	(56,625)

	Number of Shares -
	Principal Amount
Name of Issuer and Title of Issue	of Bonds	Value

Schedule of Securities Sold Short (Continued)

The Boeing Company	(3,150.00)	$(132,741)
The Charles Schwab Corporation	(4,200.00)	(49,728)
The Cheesecake Factory Incorporated	(1,150.00)	(50,635)
The Clorox Company	(2,500.00)	(121,400)
The Commerce Group, Inc.	(2,350.00)	(92,825)
The Finish Line, Inc.	(3,300.00)	(98,901)
The Gymboree Corporation	(4,500.00)	(77,535)
The ServiceMaster Company	(4,650.00)	(54,173)
The Stanley Works	(3,850.00)	(145,800)
Snap-on Incorporated	(3,450.00)	(111,228)
SONY CORPORATION - ADR	(1,350.00)	(46,804)
SPDR Trust Series 1	(500.00)	(55,640)
Stewart Information Services Corporation	(3,300.00)	(133,815)
STMicroelectronics N.V. - ADR	(1,400.00)	(37,814)
Summit Properties Inc.	(3,400.00)	(81,668)
SunGard Data Systems, Inc.	(1,350.00)	(37,408)
Swisscom AG - ADR	(1,600.00)	(52,544)
Technip SA - ADR	(3,700.00)	(99,604)
3M Co.	(1,150.00)	(97,785)
United Auto Group, Inc.	(2,150.00)	(67,295)
Universal Forest Products, Inc.	(1,600.00)	(51,488)
Unocal Corporation	(1,400.00)	(51,562)
Valeant Pharmaceuticals International	(7,850.00)	(197,427)
Valley National Bancorp	(2,710.00)	(79,132)
Waste Management, Inc.	(2,550.00)	(75,480)
Waters Corporation	(3,400.00)	(112,744)
Xerox Corporation	(3,700.00)	(51,060)

		$(9,943,202)

*Non-income producing.
[a]Denotes security is affiliated. (See Note 4)
FForeign Security.
ADR - American Depository Receipt.

See Notes to Financial Statements

9

Lindner Investments

Statement of Assets and Liabilities
December 31, 2003
(Unaudited)

	Lindner Large-Cap Growth Fund	Lindner Growth and Income Fund	Lindner Commun-ications Fund	Lindner Small-Cap Growth Fund	Lindner Market Neutral Fund

Assets:
Investment in securities at fair value	$109,143,316	$183,036,203	$8,433,595	$8,792,910	$11,699,913
Receivable from Adviser	—	—	350	—	—
Receivable for securities sold	860,876	1,761,589	—	—	71,053
Receivable for capital shares sold	46	34,210	1,500	77	—
Receivable from broker for proceeds on securities sold short	—	—	—	—	8,746,898
Cash deposits with broker for securities sold short	—	—	—	—	268,470
Receivable for dividends and interest	60,309	198,811	7,665	1,008	14,886
Prepaid expenses and other assets	14,143	15,307	9,222	11,205	10,316

Total assets	110,078,690	185,046,120	8,452,332	8,805,200	20,811,536

Liabilities
Securities sold short, at fair value	—	—	—	—	9,943,202
Payable for securities purchased	11,094,390	—	—	744,611	—
Payable for capital shares redeemed	82,045	274,805	4,962	6,982	25,089
Payable to Adviser	57,973	102,804	—	1,645	9,298
Accrued distribution fee	4,061	11,315	1,781	1,739	2,324
Dividends payable to shareholders	—	—	—	—	—
Dividends payable on short positions	—	—	—	—	12,918
Accrued expenses and other liabilities	113,076	280,322	22,873	12,796	13,729

Total liabilities	11,351,545	669,246	29,616	767,773	10,006,560

Net Assets	$98,727,145	$184,376,874	$8,422,716	$8,037,427	$10,804,976

Net assets consist of:
Capital (par value, $0.01, $0.01, $0.01, $0.01, $0.01 and $1.00 per share and additional paid-in capital, respectively)	$198,729,490	$333,950,408	$24,152,923	$9,469,528	$35,832,613

Undistributed net investment income (loss)	(211,385)	(51,087)	(25,175)	(58,586)	(94,956)

Accumulated net realized (loss) on investments and foreign currency transactions	(114,063,798)	(164,659,234)	(15,880,498)	(3,550,823)	(25,525,805)
Net unrealized appreciation (depreciation) on investments	14,272,838	15,136,787	175,466	2,177,308	593,124
Total Net Assets	$98,727,145	$184,376,874	$8,422,716	$8,037,427	$10,804,976
Shares of beneficial interest outstanding	12,149,270	9,054,417	1,143,366	1,267,262	1,759,787
Net Asset Value, Offering Price and Redemption
Price Per Share	$8.13	$20.36	$7.37	$6.34	$6.14

Investment in securities at cost:	$94,870,478	$167,899,416	$8,258,140	$6,615,602	$9,963,307
Proceeds from securities sold short:	$—	$—	$—	$—	$8,799,719

See Notes to Financial Statements

10

Lindner Investments

Statements of Operations
For the Six Months Ended December 31, 2003
(Unaudited)

	Lindner Large-Cap Growth Fund	Lindner Growth and Income Fund	Lindner Commun-ications Fund	Lindner Small-Cap Growth Fund	Lindner Market Neutral Fund

Investment Income
Income:
Dividends*	$433,617	$1,079,786	$40,122	$3,611	$61,337
Interest	13,433	430,030	1,003	1,250	31,258

Total income	447,050	1,509,816	41,125	4,861	92,595

Expenses: (Note 3)
Management fees	390,184	645,160	42,774	40,183	48,885
Transfer agent fees	131,744	181,424	16,008	11,776	10,488
Legal fees	29,440	56,304	2,392	2,392	2,576
Audit fees	16,560	31,280	1,288	1,288	1,472
Administration fees	48,773	92,166	4,277	4,230	4,889
Report printing	14,168	20,240	1,656	1,472	1,104
Insurance expense	16,928	33,304	1,840	1,472	1,656
Fund accounting fees	20,792	26,496	14,904	11,224	15,824
12b-1 fees	24,104	67,160	10,694	10,574	12,221
Custodian fees	6,808	13,064	7,176	552	736
Trustee fees	10,856	21,528	920	920	920
Registration and regulatory fees	7,360	6,992	6,440	6,440	6,440
Dividend expense on short positions**	—	—	—	—	82,769
Other expenses	184	184	184	184	184

Total expenses	717,901	1,195,302	110,553	92,707	190,164
Expenses waived by advisor (Note 3)	(59,466)	(43,230)	(44,253)	(29,260)	(2,613)

Net expenses	658,435	1,152,072	66,300	63,447	187,551

Net investment income (loss)	(211,385)	357,744	(25,175)	(58,586)	(94,956)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain (loss) on:
Investments	6,390,287	1,288,595	73,054	1,069,235	(199,191)
Short sale transactions	—	—	—	—	(726,374)

Net realized gain (loss)	6,390,287	1,288,595	73,054	1,069,235	(925,565)

Change in unrealized appreciation or depreciation on:
Investments	8,389,117	24,031,315	982,566	630,422	2,000,162
Short positions	—	—	—	—	(851,923)

Net change in unrealized appreciation or depreciation	8,389,117	24,031,315	982,566	630,422	1,148,239

Net realized and unrealized gain on investments	14,779,404	25,319,910	1,055,620	1,699,657	222,674

Net Increase in Net Assets Resulting from Operations	$14,568,019	$25,677,654	$1,030,445	$1,641,071	$127,718

* Net of withholding taxes of:	$—	$—	$33	$—	$1,364
**Net of withholding taxes of:	$—	$—	$—	$—	$—

See Notes to Financial Statements

11

Lindner Investments

Statement of Changes in Net Assets

	Lindner		Lindner		Lindner

	Large-Cap Growth Fund		Growth and Income Fund		Communications Fund

	For the Six Months Ended December 31, 2003 (Unaudited)	For the Year Ended June 30, 2003	For the Six Months Ended December 31, 2003 (Unaudited)	For the Year Ended June 30, 2003	For the Six Months Ended December 31, 2003 (Unaudited)	For the Year Ended June 30, 2003

Increase (Decrease) in Net Assets:

Operations:
Net investment income (loss)	$(211,385)	$(510,428)	$357,744	$1,601,151	$(25,175)	$(16,909)
Net realized gain (loss) on investments	6,390,287	(27,520,431)	1,288,595	(31,679,518)	73,054	(849,549)
Net change in unrealized appreciation or depreciation on investments	8,389,117	23,019,264	24,031,315	27,693,067	982,566	2,769,094

Net increase (decrease) in net
assets from operations	14,568,019	(5,011,595)	25,677,654	(2,385,300)	1,030,445	1,902,636

Distributions to Shareholders:
From net investment income	—	—	(408,831)	(1,602,731)	—	—
From return of capital	—	—	—	(51,250)	—	—

Net decrease in net assets from
distributions to shareholders	—	—	(408,831)	(1,653,981)	—	—

Net Fund Share Transactions (Note 5):
Investor shares	(7,921,156)	(15,251,181)	(18,528,175)	(29,408,001)	(987,033)	(1,217,579)

Net Decrease from Fund
Share Transactions	(7,921,156)	(15,251,181)	(18,528,175)	(29,408,001)	(987,033)	(1,217,579)

Total Increase (Decrease) in Net Assets	6,646,863	(20,262,776)	6,740,648	(33,447,282)	43,412	685,057
Net Assets at the Beginning of the period	92,080,282	112,343,058	177,636,226	211,083,508	8,379,304	7,694,247

Net Assets at the End of period*	$98,727,145	$92,080,282	$184,376,874	$177,636,226	$8,422,716	8,379,304

* Including Undistributed Net Investment Income (Loss) of:	$(211,385)	$—	$(51,087)	$—	$(25,175)	$—

See Notes to Financial Statements

12

Lindner Investments

Statement of Changes in Net Assets

	Lindner		Lindner

	Small-Cap Growth Fund		Market Neutral Fund

	For the Six Months Ended December 31, 2003 (Unaudited)	For the Year Ended June 30, 2003	For the Six Months Ended December 31, 2003 (Unaudited)	For the Year Ended June 30, 2003

Increase (Decrease) in Net Assets:

Operations:
Net investment income (loss)	$(58,586)	$(101,131)	$(94,956)	$(69,506)
Net realized gain (loss) on investments	1,069,235	(1,547,209)	(925,565)	(335,463)
Net change in unrealized appreciation or depreciation on investments	630,422	585,136	1,148,239	633,825

Net increase (decrease) in net assets from operations	1,641,071	(1,063,204)	127,718	228,856

Distributions to Shareholders:
From net investment income	—	—	—	—
From return of capital	—	—	—	—

Net decrease in net assets from distributions to shareholders	—	—	—	—

Net Fund Share Transactions (Note 5):
Investor shares	(1,063,700)	(1,435,253)	2,873,585	(565,941)

Net Decrease from Fund Share Transactions	(1,063,700)	(1,435,253)	2,873,585	(565,941)

Total Increase (Decrease) in Net Assets	577,371	(2,498,457)	3,001,303	(337,085)
Net Assets at the Beginning of the period	7,460,056	9,958,513	7,803,673	8,140,758

Net Assets at the End of period*	$8,037,427	$7,460,056	$10,804,976	$7,803,673

* Including Undistributed Net Investment Income (Loss) of:	$(58,586)	$—	$(94,956)	$—

13

Lindner Investments

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1.  Organization and Significant Accounting Policies

Lindner Investments, a Massachusetts business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Five series are currently issued by the Trust: (1) Lindner Large-Cap Growth Fund, (2) Lindner Growth and Income Fund, (3) Lindner Communications Fund, (4) Lindner Small-Cap Growth Fund, and (5) Lindner Market Neutral Fund (collectively, the “Lindner Funds” or the “Funds”). A sixth series, The Lindner Government Money Market Fund, was liquidated on January 20, 2004.

The following is a summary of significant accounting policies of the Funds.

Use of Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

Security Valuation

The Lindner Large-Cap Growth, Lindner Growth and Income, Lindner Communications, Lindner Small-Cap Growth, and Lindner Market Neutral Funds value investments in securities traded on a national securities exchange at the last reported sales price as of the close of the New York Stock Exchange. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded in the over-the-counter market and listed securities for which no sale was reported are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. Securities and assets for which quotations are not readily available are valued at fair value as determined pursuant to procedures approved by the Board of Trustees.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. The Funds record security transactions on the trade date. Realized gains and losses are recognized on the identified cost basis.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books compared to the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end. Net unrealized foreign currency gains and losses arising from investment transactions are included in the change in unrealized appreciation or depreciation on investments.

Income Taxes

It is the policy of the Funds to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code.Accordingly, no provision has been made for federal income tax.

Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified in the Statements of Assets and Liabilities.

14

Lindner Investments

1.  Organization and Significant Accounting Policies (continued)

Short Sales

The Lindner Market Neutral Fund may invest in short sales of securities in order to profit from declines in stock prices. When the Fund engages in a short sale, an amount equal to the proceeds received is reflected as an asset and equivalent liability. The amount of the liability is marked to market daily to reflect the market value of the short sale. The Fund’s custodian maintains a segregated account of all securities and cash as collateral for the short sales (the Special Custody Account).All financial assets within the Special Custody Account are eligible collateral for short sale activity. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss. Funds other than the Lindner Market Neutral Fund may engage in short sales of securities if they own or have the right to acquire, without the payment of further consideration, an approximately equal amount of such securities (“short sales against the box”). As of December 31, 2003, the Lindner Market Neutral Fund was the only Fund which held short positions of securities.

Dividends and Distributions to Shareholders

The Lindner Large-Cap Growth, Lindner Market Neutral, Lindner Small-Cap Growth, and Lindner Communications Funds declare annual dividends from net investment income in December. The Lindner Growth and Income Fund distributes substantially all of its net investment income through the payment of quarterly dividends generally declared in March, June, September, and December. Net realized capital gains, if any, will be distributed by all Funds in December. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2.   Investment Transactions and Federal Tax Disclosure

For the period ended December 31, 2003, aggregate purchases and sales of investment securities, other than options, U.S. Government Securities, and short-term obligations were as follows:

	Purchases	Sales

Lindner Large-Cap Growth Fund	$56,493,543	$63,666,071
Lindner Growth and Income Fund	38,522,310	66,477,893
Lindner Communications Fund	679,205	2,074,505
Lindner Small-Cap Growth Fund	4,491,184	5,595,935
Lindner Market Neutral Fund	13,364,914	13,654,186

For the period ended December 31, 2003, aggregate purchases and sales of long-term U.S. Government securities were as follows:

	Purchases	Sales

Lindner Large-Cap Growth Fund	$0	$0
Lindner Growth and Income Fund	0	6,292,078
Lindner Communications Fund	0
Lindner Small-Cap Growth Fund	0
Lindner Market Neutral Fund	0

15

Lindner Investments

The cost and net unrealized appreciation/(depreciation) as of December 31, 2003, and the components of accumulated earnings/(losses) as of June 30, 2003, on a tax basis were as follows:

	Lindner Large-Cap Growth Fund	Lindner Growth and Income Fund	Lindner Commun-ications Fund	Lindner Small-Cap Growth Fund	Lindner Market Neutral Fund

Cost of Investments (a)	$95,018,188	$167,951,795	$8,644,522	$6,616,943	$9,981,524
Gross unrealized appreciation	15,455,964	26,541,098	1,109,683	2,266,563	1,864,433
Gross unrealized depreciation	(1,330,836)	(11,456,690)	(1,320,599)	(90,596)	(1,289,526)

Net unrealized appreciation/(depreciation)	14,125,128	15,084,408	(210,916)	2,175,967	574,907
Cumulative tax cost adjustments	147,710	52,379	386,382	1,341	18,217
Distributable ordinary income	—	—	—	—	—
Distributable long-term capital gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated losses	(120,454,085)	(165,947,829)	(15,953,552)	(4,620,058)	(24,891,799)
Total net losses	$(106,181,247)	$(150,811,042)	$(15,778,086)	$(2,442,750)	$(24,298,675)

(a)  Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

The tax components of dividends paid during the periods ended December 31, 2003 and June 30, 2003 were as follows:

	Lindner Large-Cap Growth Fund For		Lindner Growth and Income Fund		Lindner Communications Fund		Lindner Small-Cap Growth Fund		Lindner Market Neutral Fund

	the Period Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended

	December 31, 2003	June 30, 2003	December 31, 2003	June 30, 2003	December 31, 2003	June 30, 2003	December 31, 2003	June 30, 2003	December 31, 2003	June 30, 2003

Ordinary income
dividends	$—	$—	$408,831	$1,602,731	$—	$—	$—	$—	$—	$—
Return of capital
distributions	—	—	—	51,250	—	—	—	—	—	—

On June 30, 2003, Lindner Large-Cap Growth Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $103,744,975, which expire $5,821,089 in 2009, $63,270,724 in 2010 and $34,653,162 in 2011.

On June 30, 2003, Lindner Growth and Income Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $149,272,522 which expire $9,748,820 in 2007, $45,757,405 in 2008, $56,382,656 in 2009, $10,010,373 in 2010 and $27,373,268 in 2011.

On June 30, 2003, Lindner Communications Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $14,947,429, which expire $478,589 in 2009, $11,763,123 in 2010 and $2,705,717 in 2011.

On June 30, 2003, Lindner Small-Cap Growth Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $4,111,614, which expire $2,756,241 in 2010 and $1,355,373 in 2011.

On June 30, 2003, Lindner Market Neutral Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $24,242,752, which expire $5,301,235 in 2004, $1,792,406 in 2005, $9,095,248 in 2006, $5,006,556 in 2007, $610,892 in 2009, $1,465,206 in 2010 and $971,199 in 2011.

At June 30, 2003, the Lindner Large-Cap Growth Fund, Lindner Growth and Income Fund, Lindner Communications Fund, Lindner Small-Cap Growth Fund, and Lindner Market Neutral Fund deferred on a tax basis to the first day of the next taxable year, post-October losses of $16,561,400, $16,622,928, $619,741, $507,103, and $329,802, respectively.

For the year ended June 30, 2003, 100% of the ordinary distributions paid by the Lindner Growth and Income Fund qualify for the dividend received deduction available to corporate shareholders (unaudited).

16

Lindner Investments

The Lindner Growth & Income Fund designates 100% of dividends declared after December 31, 2002 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

3.   Management Fees and Other Transactions with Affiliates

Management fees for the Lindner Large-Cap Growth Fund are accrued daily and paid monthly at an annual rate of 0.8% of the first $500 million of net assets, 0.75% of the next $500 million of net assets, and 0.7% of the excess of $1 billion.

Management fees for the Lindner Growth and Income Fund are accrued daily and paid monthly at an annual rate of 0.7% of the first $500 million of net assets, 0.65% of the next $500 million of net assets, and 0.6% of the excess of $1 billion.

Management fees for the Lindner Communications Fund are accrued daily and paid monthly at an annual rate of 1.0% of the first $500 million of net assets, 0.9% of the next $500 million of net assets, and 0.85% of the excess of $1 billion.

Management fees for the Lindner Small-Cap Growth Fund are accrued daily and paid monthly at an annual rate of 0.95% of the first $500 million of net assets, 0.9% of the next $500 million of net assets, and 0.85% of the excess of $1 billion.

Management fees for the Lindner Market Neutral Fund are accrued daily and paid monthly at an annual rate of 1.0% of net assets.

Lindner Asset Management, Inc., the Adviser to the Funds, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Adviser receives compensation at an annual rate of 0.10% of the average daily net assets of each Fund.

The Adviser has contractually agreed until June 30, 2004, to waive a portion of its management and administration fees so that a Fund’s total operating expenses do not exceed the amounts listed in the following table:

Fund	Total Operating Expenses

Large-Cap Growth Fund	1.35%
Growth and Income Fund	1.25%
Communications Fund	1.55%
Small-Cap Growth Fund	1.50%
Market Neutral Fund	2.18%

For the six months ended December 31, 2003, the Trust recognized expenses, net of waivers, of $1,136,323 representing Lindner Asset Management, Inc.’s cost of providing management and administrative services to the Trust.

The Board of Trustees, on behalf of all Funds has adopted and the shareholders subsequently approved in July 2001, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Distribution Plan, each Fund may incur certain expenses of up to 0.25% per annum of its average daily net assets. The Distribution Plan provides that the Funds may finance activities which are primarily intended to result in the sale of the Fund’s shares. For the six months ended December 31, 2003 the Funds incurred the following expenses pursuant to the Distribution Plan: Lindner Large-Cap Growth Fund – $24,104, Lindner Growth and Income Fund – $67,160, Lindner Communications Fund – $10,694, Lindner Small-Cap Growth Fund – $10,574, and Lindner Market Neutral Fund – $12,221.

The Adviser has entered into an advisory agreement for each Fund pursuant to which the Adviser has appointed a Sub-Adviser to carry out the day-to-day investment and reinvestment of the assets of each Fund. The fees of the Sub-Advisers are paid by the Adviser. The following table lists the Sub-Advisers of each Fund as of December 31, 2003.

Fund	Sub-Adviser
Large-Cap Growth' Fund	CastleArk Management, LLC
Growth and Income Fund	Argent Capital Management LLC
Communications Fund	Gamco Investors Inc. d/b/a
Gabelli Asset Management Company
Small-Cap Growth Fund	CastleArk Management, LLC
Market Neutral Fund	The Boston Company Asset Management

17

Lindner Investments

4.  Transactions with Affiliates

Prior to the liquidation on January 20, 2004, certain of the Funds invested in the Lindner Government Money Market Fund as a short-term investment vehicle. Accordingly, these Funds classified their investments in the Lindner Government Money Market Fund as affiliated transactions. Investment income received from the Lindner Government Money Market Fund was $13,433 for the Lindner Large-Cap Growth Fund, $11,283 for the Lindner Growth and Income Fund, $1,003 for the Lindner Communications Fund, $1,250 for the Lindner Small-Cap Growth Fund, and $4,228 for the Lindner Market Neutral Fund, for the six months ended December 31, 2003.

5.  Capital Stock

The Lindner Large-Cap Growth, Lindner Growth and Income, Lindner Communications, Lindner Small-Cap Growth, and Lindner Market Neutral Funds have authorized unlimited shares of $.01 par value shares. Transactions in shares of capital stock were as follows:

	Six Months Ended December 31, 2003		Year Ended June 30, 2003

	Shares	Amount	Shares	Amount

Lindner Large-Cap Growth Fund
Sold	123,826	$893,862	68,604	$447,502
Dividends and distributions reinvested	—	—	—	—
Redeemed	(1,152,989)	(8,815,018)	(2,419,150)	(15,698,683)

Net decrease	(1,029,163)	$(7,921,156)	(2,350,546)	$(15,251,181)

Lindner Growth and Income Fund
Sold	42,515	$812,657	159,386	$2,606,346
Dividends and distributions reinvested	18,325	349,152	84,101	1,363,116
Redeemed	(1,016,414)	(19,689,984)	(2,034,583)	(33,377,463)

Net decrease	(955,574)	$(18,528,175)	(1,791,096)	$(29,408,001)

Lindner Communications Fund
Sold	32,946	$216,267	316,943	$1,741,048
Dividends and distributions reinvested	—	—	—	—
Redeemed	(174,271)	(1,203,300)	(571,299)	(2,958,627)

Net decrease	(141,325)	$(987,033)	(254,356)	$(1,217,579)

Lindner Small-Cap Growth Fund
Sold	57,199	$344,599	34,266	$158,028
Dividends and distributions reinvested	—	—	—	—
Redeemed	(228,305)	(1,408,299)	(349,022)	(1,593,281)

Net decrease	(171,106)	$(1,063,700)	(314,756)	$(1,435,253)

Lindner Market Neutral Fund
Sold	861,631	$5,243,337	1,267,418	$7,502,996
Dividends and distributions reinvested	—	—	—	—
Redeemed	(389,367)	(2,369,752)	(1,365,570)	(8,068,937)

Net increase (decrease)	472,264	$2,873,585	(98,152)	$(565,941)

18

Lindner Investments

Financial Highlights
Lindner Large-Cap Growth Fund
(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended December 31, 2003	Year Ended June 30

	(unaudited)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$6.99	$7.23	$10.92	$16.42	$16.14	$22.27
Income from investment operations
Net investment income (loss)	(0.02) [2]	(0.04) [2]	(0.07) [2]	0.02[2]	0.13	0.29
Net realized and unrealized gains (losses) on investments	1.16	(0.20)	(3.62)	(3.61)	1.25	(3.36)

Total from investment operations	1.14	(0.24)	(3.69)	(3.59)	1.38	(3.07)

Less distributions
Dividends from net investment income	—	—	—	(0.10)	(0.23)	(0.32)
Dividends from net realized gains	—	—	—	(1.81)	(0.87)	(2.74)

Total distributions	—	—	—	(1.91)	(1.10)	(3.06)

Change in net asset value	1.14	(0.24)	(3.69)	(5.50)	0.28	(6.13)

Net asset value, end of period	$8.13	$6.99	$7.23	$10.92	$16.42	$16.14

Total return[1]	16.31%	(3.32%)	(33.79%)	(22.84%)	8.61%	(13.66%)
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense waivers	1.47%	1.52%	1.33%	0.70%	0.82%	0.57%
After expense waivers	1.35%	1.35%	1.33%	0.70%	0.82%	0.57%
Ratio of net investment income (loss) to average net assets:
Before expense waivers	(0.55%)	(0.72%)	(0.79%)	0.11%	0.57%	1.27%
After expense waivers	(0.43%)	(0.55%)	(0.79%)	0.11%	0.57%	1.27%
Portfolio turnover rate	60.32%	119.35%	135.50%	232.94%	129.68%	53.41%
Net assets, end of period (in millions)	$99	$92	$112	$213	$342	$434

[1]
Total return is the percentage increase in value for a period, assuming initial investment at the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

19

Lindner Investments

Financial Highlights
Lindner Growth and Income Fund
(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended December 31, 2003	Year Ended June 30

	(unaudited)	2003	2002[3]	2001	2000	1999

Net asset value, beginning of period	$17.75	$17.89	$21.14	$21.14	$23.50	$27.59
Income from investment operations
Net investment income	0.04 [2]	0.15 [2]	0.24 [2]	0.56 [2]	1.07	2.16
Net realized and unrealized gains (losses) on investments	2.61	(0.13)	(3.24)	0.01	(2.30)	(3.80)

Total from investment operations	2.65	0.02	(3.00)	0.57	(1.23)	(1.64)

Less distributions
Dividends from net investment income	(0.04)	(0.16)	(0.25)	(0.57)	(1.13)	(1.95)
Dividends from net realized gains	—	—	—	—	—	(0.50)

Total distributions	(0.04)	(0.16)	(0.25)	(0.57)	(1.13)	(2.45)

Change in net asset value	2.61	(0.14)	(3.25)	—	(2.36)	(4.09)

Net asset value, end of period	$20.36	$17.75	$17.89	$21.14	$21.14	$23.50

Total return[1]	14.96%	0.17%	(14.27%)	2.78%	(5.48%)	(5.57%)
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense waivers	1.30%	1.31%	1.14%	0.84%	0.73%	0.66%
After expense waivers	1.25%	1.25%	1.14%	0.84%	0.73%	0.66%
Ratio of net investment income to average net assets:
Before expense waivers	0.34%	0.84%	1.21%	2.63%	4.14%	8.03%
After expense waivers	0.39%	0.90%	1.21%	2.63%	4.14%	8.03%
Portfolio turnover rate	21.73%	32.80%	58.12%	170.40%	124.63%	31.74%
Net assets, end of period (in millions)	$184	$178	$211	$316	$448	$768

[1]
Total return is the percentage increase in value for a period, assuming initial investment at the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]
The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and adopted the yield to maturity premium and discount amortization method on fixed-income securities.The effect of this change for the year ended June 30, 2002 was an increase less than $0.01 in net investment income per share, and an increase less than $0.01 in net realized and unrealized loss per share. The periods prior to July 1, 2001 have not been restated to reflect the change in presentation.

20

Lindner Investments

Financial Highlights
Lindner Communications Fund
(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended December 31, 2003	Year Ended June 30

	(unaudited)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$6.52	$5.00	$9.62	$19.04	$14.81	$16.78
Income from investment operations
Net investment income (loss)	(0.02) [2]	(0.01) [2]	0.02 [2]	0.17 [2]	0.21	0.33
Net realized and unrealized gains (losses) on investments	0.87	1.53	(4.61)	(6.90)	4.55	0.44

Total from investment operations	0.85	1.52	(4.59)	(6.73)	4.76	0.77

Less distributions
Dividends from net investment income	—	—	(0.02)	(0.18)	(0.22)	(0.33)
Dividends from net realized gains	—	—	—	(2.51)	(0.31)	(2.41)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	—	—	(0.03)	(2.69)	(0.53)	(2.74)

Change in net asset value	0.85	1.52	(4.62)	(9.42)	4.23	(1.97)

Net asset value, end of period	$7.37	$6.52	$5.00	$9.62	$19.04	$14.81

Total return[1]	13.04%	(34.40%)	(47.82%)	(38.99%)	32.49%	8.62%
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense waivers	2.58%	2.71%	1.85%	1.06%	0.93%	0.97%
After expense waivers	1.55%	1.55%	1.40%	1.06%	0.93%	0.97%
Ratio of net investment income (loss) to average net assets:
Before expense waivers	(1.62%)	(1.39%)	(0.13%)	1.21%	1.22%	2.40%
After expense waivers	(0.59%)	(0.23%)	(0.32%)	1.21%	1.22%	2.40%
Portfolio turnover rate	8.37%	11.87%	250.47%	246.70%	69.46%	137.51%
Net assets, end of period (in millions)	$8	$8	$8	$21	$42	$26

[1]
Total return is the percentage increase in value for a period, assuming initial investment at the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

21

Lindner Investments

Financial Highlights
Lindner Small-Cap Growth Fund
(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended December 31, 2003	Year Ended June 30

	(unaudited)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.19	$5.68	$7.83	$9.21	$8.06	$8.49
Income from investment operations
Net investment income (loss)	(0.05) [2]	(0.07) [2]	(0.09) [2]	(0.04) [2]	0.07	0.08
Net realized and unrealized gains (losses) on investments	1.20	(0.42)	(2.06)	(0.61)	1.22	(0.12)

Total from investment operations	1.15	(0.49)	(2.15)	(0.65)	1.29	(0.04)

Less distributions
Dividends from net investment income	—	—	—	(0.02)	(0.10)	(0.08)
Dividends from net realized gains	—	—	—	(0.71)	(0.04)	(0.31)

Total distributions	—	—	—	(0.73)	(0.14)	(0.39)

Change in net asset value	1.15	(0.49)	(2.15)	(1.38)	1.15	(0.43)

Net asset value, end of period	$6.34	$5.19	$5.68	$7.83	$9.21	$8.06

Total return[1]	22.16%	(8.63%)	(27.46%)	(6.58%)	16.26%	0.11%
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense waivers	2.19%	2.34%	1.69%	1.07%	0.97%	0.94%
After expense waivers	1.50%	1.50%	1.47%	1.07%	0.97%	0.94%
Ratio of net investment income (loss) to average net assets:
Before expense waivers	(2.08%)	(2.23%)	(1.56%)	(0.50%)	0.61%	0.99%
After expense waivers	(1.39%)	(1.39%)	(1.33%)	(0.50%)	0.61%	0.99%
Portfolio turnover rate	56.06%	105.60%	129.32%	210.65%	174.02%	65.98%
Net assets, end of period (in millions)	$8	$7	$10	$20	$27	$38

[1]
Total return is the percentage increase in value for a period, assuming initial investment at the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

22

Lindner Investments

Financial Highlights
Lindner Market Neutral Fund
(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended December 31, 2003	Year Ended June 30

	(unaudited)	2003	2002	2001	2000	1999

Net asset value, beginning of period	$6.06	$5.87	$6.54	$6.60	$5.72	$5.65
Income from investment operations
Net investment income (loss)	(0.05) [2]	(0.05) [2]	(0.09) [2]	0.30 [2]	0.23	0.23
Net realized and unrealized gains (losses) on investments	0.13	0.24	(0.37)	(0.12)	0.86	0.01

Total from investment operations	0.08	0.19	(0.46)	0.18	1.09	0.24

Less distributions
Dividends from net investment income	—	—	(0.21)	(0.24)	(0.21)	(0.17)
Dividends from net realized gains	—	—	—	—	—	—

Total distributions	—	—	(0.21)	(0.24)	(0.21)	(0.17)

Change in net asset value	0.08	0.19	(0.67)	(0.06)	0.88	0.07

Net asset value, end of period	$6.14	$6.06	$5.87	$6.54	$6.60	$5.72

Total return[1]	1.32%	3.24%	(7.09%)	2.58%	19.26%	4.29%
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense waivers	3.89%[3]	4.10%[3]	3.28%[3]	2.13%[3]	1.93%	1.45%
After expense waivers	3.84%[4]	3.93%[4]	3.28%	2.13%	1.93%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense waivers	(1.99%)[5]	(1.02%)[5]	(1.47%)[5]	4.46%[5]	3.71%	3.46%
After expense waivers	(1.94%)[6]	(0.85%)[6]	(1.47%)	4.46%	3.71%	3.46%
Portfolio turnover rate	76.19%	187.39%	247.83%	497.77%	817.43%	104.92%
Net assets, end of period (in millions)	$11	$8	$8	$15	$22	$18

[1]
Total return is the percentage increase in value for a period, assuming initial investment at the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

[2]
Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period. Net investment income before dividends on short positions for the periods ended December 31, 2003, June 30, 2003, June 30, 2002 and June 30, 2001 were ($0.01), $0.05, ($0.01) and $0.35, respectively.

[3]
The operating expense ratio before expense waivers includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended December 31, 2003, June 30, 2003, June 30, 2002 and June 30, 2001 were 2.20%, 2.35%, 1.99% and 1.31%, respectively.

[4]
The operating expense ratio after expense waivers includes dividends on short positions. The ratio excluding dividends on short positions for the periods ended December 31, 2003 and June 30, 2003, were 2.14% and 2.18%.

[5]
The net investment income ratio before expense waivers includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended December 31, 2003, June 30, 2003, June 30, 2002 and June 30, 2001 were (0.30%), 0.73%, (0.18%) and 5.28%, respectively.

[6]
The net investment income ratio after expense waivers includes dividends on short positions. The ratio excluding dividends on short positions for the periods ended December 31, 2003 and June 30, 2003, were (0.25%) and 0.90%.

23

This Page Intentionally Left Blank

24

LINDNER INVESTMENTS
520 Lake Cook Road, Suite 381
Deerfield, Illinois 60015
TEL: 800-995-7777
Website: www.lindnerfunds.com
Email: lindnerfunds@usbank.com

BOARD OF TRUSTEES
Robert L. Byman
Terence P. Fitzgerald
Marc P. Hartstein
Peter S. Horos
Donald J. Murphy
Dennis P. NashEric E. Ryback
Doug T. Valassis

INVESTMENT ADVISER
Lindner Asset Management, Inc.

CUSTODIAN
U.S. Bank, N.A.

COUNSEL
Dykema Gossett PLLC

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC

DISTRIBUTOR
Quasar Distributors, LLC

INDEPENDENT AUDITORS
Deloitte & Touche LLP

25

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of a date within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the registrant’s internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10. Exhibits.

  (1) Any code of ethics or amendment thereto. Not applicable for semi-annual reports.

  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lindner Investments

By (Signature and Title) /s/ Doug T. Valassis
                   Doug T. Valassis, Chairman

Date 3/3/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Doug T. Valassis
                                          Doug T. Valassis, Chairman

Date 3/3/2004

By (Signature and Title) /s/ Robert L. Miller
                                           Robert L. Miller, Treasurer

        Date 3/3/2004